Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Mar. 01, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000014907
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark Balanced Fund
Accumulated Value		$ 10,000			$ 10,968		$ 12,149		$ 11,592		$ 13,945		$ 14,649		$ 16,972		$ 15,751		$ 16,535		$ 18,072	$ 20,030
C000014908
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark Government Bond Fund
Accumulated Value		10,000			10,080		10,200		10,317		10,807		11,182		11,031		9,144		9,392		9,476	10,131
C000014909
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark Large Company Fund
Accumulated Value		10,000			10,051		12,485		11,712		14,819		18,718		23,597		18,543		22,610		27,465	32,108
C000014910
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark Small Company Fund
Accumulated Value		10,000			11,142		12,612		10,881		13,092		17,885		22,039		17,507		20,924		25,567	29,768
C000179136
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark Tactical Opportunity Fund
Accumulated Value	$ 10,000		$ 10,833			$ 10,270		$ 11,976		$ 12,991		$ 14,802		$ 12,970		$ 13,891		$ 14,888		$ 17,184
C000014911
Account Value [Line Items]
Line Graph and Table Measure Name				WesMark West Virginia Municipal Bond Fund
Accumulated Value		10,000			10,006		10,397		10,446		10,951		11,332		11,382		10,490		10,939		10,939	11,539
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641		11,229		11,369	12,199
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			12,131		13,908		12,376		15,535		18,636		21,397		17,024		19,906		22,203	25,047
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value	10,000		11,343			10,845		14,260		16,884		21,730		17,795		22,473		28,095		33,119
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,025		10,571		10,707		11,513		12,113		12,297		11,249		11,969		12,095	12,608
60% S&P 500 and 40% Bloomberg Int Gov/Cred
Account Value [Line Items]
Accumulated Value		10,000			10,806		12,275		12,028		14,589		16,672		19,325		16,638		19,568		22,669	25,744
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Accumulated Value		10,000			10,831		12,370		12,079		14,758		16,932		19,617		16,520		19,439		22,363	25,428
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,208		10,426		10,518		11,233		11,956		11,784		10,813		11,380		11,722	12,538
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641		11,229		11,369	12,199
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Intermediate U.S. Government/Credit Bond Index
Accumulated Value		10,000			10,208		10,426		10,518		11,233		11,956		11,784		10,813		11,380		11,722	12,538
60% MSCI ACWI 30% Bloomberg US Aggregate 10% HFRI FoF
Account Value [Line Items]
Accumulated Value	10,000		11,120			10,460		12,483		14,199		15,765		13,357		15,421		17,212		20,058
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,323			10,324		11,224		12,066		11,880		10,334		10,906		11,042		11,848
HFRI Fund of Funds Composite Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,574			$ 10,149		$ 11,000		$ 12,197		$ 12,950		$ 12,262		$ 13,007		$ 14,198		$ 15,673
Bloomberg Municipal Bond: 5 Year GO (4-6)
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond: 5 Year GO (4-6)
Accumulated Value		$ 10,000			$ 9,948		$ 10,243		$ 10,427		$ 10,981		$ 11,451		$ 11,485		$ 10,909		$ 11,350		$ 11,426	$ 11,984